December 5, 1997


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                           Re: Professionally Managed Portfolios
                                            File No. 811-5037
                                            CIK No. 811030

Dear Sir or Madam:

On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Semi-annual Report to shareholders of the Avondale Total Return Fund series of the Registrant for the six month period ended September 30, 1997.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,

/s/
Robert H. Wadsworth

December 5, 1997


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                           Re: Professionally Managed Portfolios
                                            File No. 811-5037
                                            CIK No. 811030

Dear Sir or Madam:

On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Semi-annual Report to shareholders of the Avondale Total Return Fund series of the Registrant for the six month period ended September 30, 1997.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,


Robert H. Wadsworth

                           AVONDALE TOTAL RETURN FUND

                               SEMI-ANNUAL REPORT

                               September 30, 1997

                           AVONDALE TOTAL RETURN FUND

November 11, 1997

Dear Fellow Shareholder:

Here we are at another half-year anniversary (September 30) with the stock market still showing periodic signs of real life -- not just survival. One can safely say that this bull has been rumbling along in almost uninterrupted fashion since January 1995, each higher closing adding to its powerful longevity record.

Last April I remarked about the "drawing power" of the magic economic combination of positive growth and low inflation. That combination is still in place. Investment dollars not only have accelerated their flow from sources within the United States, but continue to be drawn from alternate sources around the world. Undeniably, the U.S. offers the most attractive market combination of low inflation, positive earnings growth, and outstanding market liquidity.

The cautious "negative" is the inevitable escalation of price earnings ratios. They continue to rise. Coca-Cola is an excellent example -- a major high-capitalization stock which trades at a price earnings multiple of 36 times 1997's estimated earnings -- 33 times December 1998's estimate.

In closing, I am going to repeat a paragraph I used in the Annual Report written April 17, 1997. Why? Because it is still valid.

"Looking ahead, one has to at least anticipate an end to this euphoric stock market environment. At that point, the true value of our balanced-fund approach again will materialize -- namely, the ability to assume a defensive position by expanding our bond and short-term, cash-equivalent positions."

We expect an end to this cycle, but we are grateful for our technical work which caused us to remain heavily committed to stocks while the fundamentals became less attractive. In the meantime, we maintain a position which is dependent on the continuation of a slow-growth, low-inflation economy to support market strength.

Please feel free to call with any questions.

Sincerely,

/S/

Herbert R. Smith, Chairman/CEO
Herbert R. Smith, Incorporated

                           AVONDALE TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at September 30, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 85.2%                                                              Market Value
                     Banks: 8.4%
       5,300         First Commerce Corp.....................................................            $ 297,462
       7,285         First Commercial Corp...................................................              349,680
       4,600         NationsBank Corp........................................................              284,625
                                                                                                           -------
                                                                                                           931,767
                                                                                                           -------
                     Beverages - Alcoholic: 2.4%
       5,900         Anheuser-Busch Companies, Inc...........................................              266,237
                                                                                                           -------

                     Beverages - Soft Drink: 2.5%
       4,600         Coca-Cola Company.......................................................              280,313
                                                                                                           -------

                     Computer Services: 5.6%
       8,900         Exar Corp.*.............................................................              235,850
      10,400         First Data Corp.........................................................              390,650
                                                                                                           -------
                                                                                                           626,500
                                                                                                           -------
                     Computers and Peripherals: 6.9%
       4,025         3Com Corp.*.............................................................              206,281
       2,800         IBM Corp................................................................              296,625
       6,600         Western Digital Corp.*..................................................              264,413
                                                                                                           -------
                                                                                                           767,319
                                                                                                           -------
                     Consumer Products: 6.2%
       6,200         Bell & Howell Holdings Company*.........................................              201,113
       7,200         General Electric Corp...................................................              490,050
                                                                                                           -------
                                                                                                           691,163
                                                                                                           -------
                     Consumer Services: 2.5%
       3,400         Walt Disney Company.....................................................              274,125
                                                                                                           -------

                     Electric Services: 2.2%
       5,002         Duke Power Company......................................................              247,286
                                                                                                           -------

                     Electronic Instrumentation: 3.6%
      21,600         Kollmorgen Corp.........................................................              405,000
                                                                                                           -------

See accompanying Notes to Financial Statements.

                           AVONDALE TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at September 30, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Finance: 4.9%
       3,400         American Express Company................................................            $ 278,375
       2,700         Transamerica Corp.......................................................              268,650
                                                                                                           -------
                                                                                                           547,025
                                                                                                           -------
                     Health Care: 1.5%
       5,900         Columbia Healthcare.....................................................              169,625
                                                                                                           -------

                     Hotel/Motel: 5.8%
       5,600         Doubletree Corp.*.......................................................              270,200
       5,200         Marriott International, Inc.............................................              369,525
                                                                                                           -------
                                                                                                           639,725
                                                                                                           -------
                     Industrial Machinery: 7.2%
       4,800         Caterpillar, Inc........................................................              258,900
       3,000         Stratasys, Inc.*........................................................               50,625
       6,400         Toro Company............................................................              253,600
       2,900         Tyco International Ltd..................................................              237,981
                                                                                                           -------
                                                                                                           801,106
                                                                                                           -------
                     Insurance: 3.5%
       5,667         Travelers Group, Inc....................................................              386,773
                                                                                                           -------

                     Oil-Energy: 9.7%
       4,600         Chevron Corp............................................................              382,662
       3,400         Exxon Corp..............................................................              217,813
       3,200         Louisiana Land and Exploration Corp.....................................              250,600
       3,000         Mobil Corp..............................................................              222,000
                                                                                                           -------
                                                                                                         1,073,075
                                                                                                         ---------
                     Pharmaceuticals: 11.9%
       2,800         Bristol-Myers/Squibb Company............................................              231,700
       8,500         Carrington Labs, Inc.*..................................................               52,063
       4,800         Johnson & Johnson.......................................................              276,600
       6,400         Pfizer, Inc.............................................................              384,400
       7,200         Schering-Plough Corp....................................................              370,800
                                                                                                           -------
                                                                                                         1,315,563
                                                                                                         ---------
See accompanying Notes to Financial Statements.

                           AVONDALE TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at September 30, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
                     Telecommunications Equipment: 0.4%
       2,000         IPC Information Systems, Inc.*..........................................             $ 41,000
                                                                                                          --------

                     Total Common Stock (cost $6,093,428)....................................            9,463,602
                                                                                                         ---------

Principal Amount     BONDS: 9.5%
------------------------------------------------------------------------------------------------------------------------------------
                     Agencies: 8.1%
    $100,000         FHLMC, 7.770%, 3/6/2002.................................................              100,283
     150,000         FNMA, 5.300%, 12/10/1998................................................              149,106
     250,000         FNMA, 6.375%, 10/13/2000................................................              250,939
     228,113         FNMA, 7.000%, 6/1/2003..................................................              230,679
     158,538         FNMA, 7.500%, 8/1/2002..................................................              161,891
                                                                                                           -------
                                                                                                           892,898
                                                                                                           -------
                     U.S. Treasury Notes: 0.5%
      50,000         7.125%, 2/29/2000.......................................................               51,406
                                                                                                            ------

                     Corporate: 0.9%
      75,000         Associates Corp., 6.750%, 10/15/1999....................................               75,953
      25,000         IBM, 6.375%, 6/15/2000..................................................               25,178
                                                                                                            ------
                                                                                                           101,131
                                                                                                           -------

                     Total Bonds (cost $1,041,961)...........................................            1,045,435
                                                                                                         ---------

                     SHORT-TERM INVESTMENTS: 4.7%
------------------------------------------------------------------------------------------------------------------------------------
                     Money Market Investment: 4.7%
     524,680         Star Treasury Cash Management Fund, 4.71%, 4/1/1998
                     (cost $524,680).........................................................              524,680
                                                                                                           -------

See accompanying Notes to Financial Statements.

                           AVONDALE TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at September 30, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Market Value
                     Total Investment in Securities (cost $7,660,069+): 99.4%................          $11,033,717
                     Other Assets less Liabilities: 0.6%.....................................               71,626
                                                                                                            ------
                     Total Net Assets: 100.0%................................................          $11,105,343
                                                                                                       ===========

*Non-income producing security.

+At September 30, 1997,  the cost of securities for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:


         Gross unrealized appreciation.......................................................          $ 3,540,025
         Gross unrealized depreciation.......................................................             (166,377)
                                                                                                          --------
                     Net unrealized appreciation.............................................          $ 3,373,648
                                                                                                       ===========


See accompanying Notes to Financial Statements.

                           AVONDALE TOTAL RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES at September 30, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (cost $7,660,069)....................................        $11,033,717
      Cash.....................................................................................             59,946
      Dividends and interest receivable........................................................             26,275
      Other assets ............................................................................              8,996
                                                                                                             -----
                  Total assets ................................................................         11,128,934
                                                                                                        ----------
LIABILITIES
      Payables:
            Advisory fees......................................................................              6,354
            Administration fee.................................................................              2,728
      Accrued expenses ........................................................................             14,509
                                                                                                            ------
                  Total liabilities ...........................................................             23,591
                                                                                                            ------

NET ASSETS  ...................................................................................        $11,105,343
                                                                                                       ===========

      Net asset value, offering and redemption price per share
            ($11,105,343/348,363 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $31.88
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .........................................................................        $ 7,511,439
      Undistributed net investment income......................................................              1,175
      Undistributed net realized gain on investments ..........................................            219,081
      Net unrealized appreciation on investments ..............................................          3,373,648
                                                                                                         ---------
            Net assets ........................................................................        $11,105,343
                                                                                                       ===========




See accompanying Notes to Financial Statements.

                           AVONDALE TOTAL RETURN FUND

STATEMENT  OF  OPERATIONS  -  For  the  Six  Months  Ended  September  30,  1997
(Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income
            Dividends   .......................................................................           $ 61,628
            Interest  .........................................................................             55,301
                                                                                                            ------
                  Total income  ...............................................................            116,929
                                                                                                           -------
      Expenses
            Advisory fees......................................................................             37,257
            Administration fee ................................................................             15,041
            Custodian and accounting fees  ....................................................             11,210
            Audit fees  .......................................................................              6,017
            Registration fees..................................................................              5,311
            Transfer agent fees  ..............................................................              4,513
            Insurance fees.....................................................................              2,016
            Reports to shareholders ...........................................................              2,006
            Miscellaneous......................................................................              1,504
            Trustees' fees  ...................................................................              1,504
            Legal fees  .......................................................................              1,254
                                                                                                             -----
                  Total expenses  .............................................................             87,633
                                                                                                            ------
                        Net investment income  ................................................             29,296
                                                                                                            ------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized loss from security transactions.............................................            (27,975)
      Net change in unrealized appreciation on investments.....................................          2,084,197
                                                                                                         ---------
                  Net realized and unrealized gain on investments..............................          2,056,222
                                                                                                         ---------
                        Net Increase in Net Assets Resulting from Operations ..................        $ 2,085,518
                                                                                                       ===========





See accompanying Notes to Financial Statements.

                           AVONDALE TOTAL RETURN FUND

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Six Months            Year
                                                                                      Ended               Ended
                                                                                September 30, 1997*   March 31,1997
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income     ................................................            $ 29,296            $ 63,314
Net realized (loss) gain from security transactions  .....................             (27,975)            328,367
Net change in unrealized appreciation on investments .....................           2,084,197            (278,573)
                                                                                     ---------            --------
      Net increase in net assets resulting from operations  ..............           2,085,518             113,108
                                                                                     ---------             -------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income ....................................................             (28,121)           (103,009)
Net realized gain from security transactions .............................                 -0-            (618,518)
                                                                                            -             --------
      Total dividends and distributions to shareholders ..................             (28,121)           (721,527)
                                                                                       -------            --------

CAPITAL SHARE TRANSACTIONS
Net (decrease) increase in net assets derived from net change in
      outstanding shares (a)..............................................            (829,995)            695,317
                                                                                      --------             -------
      Total  increase in net assets.......................................           1,227,402              86,898

NET ASSETS
Beginning of period.......................................................           9,877,941           9,791,043
                                                                                     ---------           ---------
End of period (including undistributed net investment income of
       $1,175 and $0, respectively).......................................         $11,105,343          $9,877,941
                                                                                   ===========          ==========

(a) A summary of capital share transactions is as follows:
                                                              Six Months Ended                   Year Ended
                                                             September 30, 1997*               March 31, 1997
                                                           Shares          Value           Shares          Value
Shares sold ......................................          5,293        $ 159,935         50,865       $1,401,783
Shares issued in reinvestment of distributions....            811           25,262         25,387          676,759
Shares redeemed...................................        (35,821)      (1,015,192)       (50,907)      (1,383,225)
                                                          -------       ----------        -------       ----------
Net (decrease) increase...........................        (29,717)      $ (829,995)        25,345        $ 695,317
                                                          =======       ==========         ======        =========

*Unaudited.

See accompanying Notes to Financial Statements.

                           AVONDALE TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                          Six Months
                                             Ended                      Years Ended March 31,
------------------------------------------------------------------------------------------------------------------------------------
                                        Sept. 30, 1997*  1997        1996       1995        1994        1993
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period  ...   $26.13      $27.76      $23.58      $22.93     $24.78      $24.19
Income from investment operations:
      Net investment income..............      .08         .18         .27         .23        .26         .46
      Net realized and unrealized gain
            (loss) on investments .......     5.75         .14        6.00        1.49       (.44)       1.62
                                              ----         ---        ----        ----       ----        ----
Total from investment operations.........     5.83         .32        6.27        1.72       (.18)       2.08
                                              ----         ---        ----        ----       ----        ----
Less distributions:.....................
      From net investment income.........     (.08)       (.28)       (.27)       (.23)      (.35)       (.49)
      From net capital gains.............      .00       (1.67)      (1.82)       (.84)     (1.32)      (1.00)
                                               ---       -----       -----        ----      -----       -----
Total distributions......................     (.08)      (1.95)      (2.09)      (1.07)     (1.67)      (1.49)
                                              ----       -----       -----       -----      -----       -----
Net asset value, end of period...........   $31.88      $26.13      $27.76      $23.58     $22.93      $24.78
                                            ======      ======      ======      ======     ======      ======

Total return.............................    22.32%       1.10%      26.67%      7.82%      (0.82)%      9.19%

Ratios/supplemental data:
Net assets, end of period (millions).....    $11.1       $ 9.9       $ 9.8       $ 6.9     $ 7.4        $ 7.6
Ratio of expenses to average net assets..     1.65%+      1.83%       1.69%       1.77%      1.83%       1.78%
Ratio of net investment income to average
      net assets.........................     0.55%+      0.62%       1.03%       0.96%      1.09%       1.97%

Portfolio turnover rate  ................    14.27%      40.87%      52.25%      52.24%     73.65%     157.64%

Average commission rate paid per share++..   $.1000      $.1000         -           -          -           -

+Annualized.

++For fiscal years beginning on or after September 1, 1995, a fund is required to disclose average commission rate paid per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

*Unaudited.

See accompanying Notes to Financial Statements.

                           AVONDALE TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      Avondale Total Return Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment management company. The Fund began operations on October 12, 1988.
      The Fund's primary investment objective is to realize the combination of income and capital appreciation that will produce the maximum total return consistent with reasonable risk. The Fund seeks to achieve its objective by investing primarily in higher-quality fixed-income debt securities and equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.
      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.
                  U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

      D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                           AVONDALE TOTAL RETURN FUND

--------------------------------------------------------------------------------

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

      For the six months ended September 30, 1997, Herbert R. Smith, Incorporated (the "Manager") provided the Fund with investment management services under an Investment Advisory Agreement. The Manager furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Manager was entitled to a monthly fee at the annual rate of 0.70% on the first $200 million of average daily net assets; 0.60% on the next $300 million of net assets; and 0.50% on net assets exceeding $500 million. For the six months ended September 30, 1997, the Fund incurred $37,257 in Advisory fees.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at an annual rate equal to the greater of 0.15% of the Fund's average daily net assets or $30,000.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.


NOTE 4 - PURCHASES AND SALES OF SECURITIES

      For the six months ended September 30, 1997, the cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities, were $770,100 and $1,009,235, respectively. For the six months ended September 30, 1997, the cost of purchases and the proceeds from sales of U.S. Government securities, excluding short-term securities, were $242,043 and $703,966, respectively.

                               Investment Manager

                         Herbert R. Smith, Incorporated
                                  1105 Holliday
                           Wichita Falls, Texas 76301


                                    Custodian

                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202


                                 Transfer Agent

                          American Data Services, Inc.
                                  P.O. Box 5536
                         Hauppauge, New York 11788-0132


                                    Auditors

                              Tait, Weller & Baker
                       Eight Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103


                                  Legal Counsel

                        Paul, Hastings, Janofsky & Walker
                        345 California Street, 29th Floor
                         San Francisco, California 94104


   This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

   Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.